Cash and cash equivalents - Reconciliation of liabilities arising from financing activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Begining balance	¥ 4,578,282	¥ 1,569,643
Changes from financing cash flows:
Proceeds from borrowings	14,163,132	3,458,100	¥ 4,755,100
Proceeds from short-term bonds	5,998,899	2,998,469	0
Repayments of borrowings to banks	(13,451,332)	(3,460,556)	(3,695,208)
Repayments of short-term bonds	(9,000,000)	0	0
Principal elements of lease payments	(17,544)	(15,586)	(89,124)
Total changes from financing cash flows	(2,306,845)	2,980,427
Other changes:
Addition of lease liabilities	9,686	6,014
Foreign exchange movements		2,856
Issuance costs on short-term bonds	1,101	1,531
Interest expense	28,340	17,811
Others	(46,151)
Total other changes	(7,024)	28,212
Ending balance	2,264,413	4,578,282	1,569,643
Borrowings [member]
Statement [Line Items]
Begining balance	1,548,000	1,547,600
Changes from financing cash flows:
Proceeds from borrowings	14,163,132	3,458,100
Repayments of borrowings to banks	(13,451,332)	(3,460,556)
Total changes from financing cash flows	711,800	(2,456)
Other changes:
Foreign exchange movements		2,856
Total other changes		2,856
Ending balance	2,259,800	1,548,000	1,547,600
Lease liabilities [member]
Statement [Line Items]
Begining balance	12,471	22,043
Changes from financing cash flows:
Principal elements of lease payments	(17,544)	(15,586)
Total changes from financing cash flows	(17,544)	(15,586)
Other changes:
Addition of lease liabilities	9,686	6,014
Total other changes	9,686	6,014
Ending balance	4,613	12,471	¥ 22,043
Short-term bonds [member]
Statement [Line Items]
Begining balance	3,017,811
Changes from financing cash flows:
Proceeds from short-term bonds	5,998,899	2,998,469
Repayments of short-term bonds	(9,000,000)
Total changes from financing cash flows	(3,001,101)	2,998,469
Other changes:
Issuance costs on short-term bonds	1,101	1,531
Interest expense	28,340	17,811
Others	(46,151)
Total other changes	(16,710)	19,342
Ending balance	¥ 0	¥ 3,017,811